Related Party Transactions Activity with Avalon Risk Management (Details) (Expenses Incurred to Avalon Risk Management [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses Incurred to Avalon Risk Management [Member]
Related Party Transaction [Line Items]
Insurance Commissions	$ 2,000,000	$ 2,300,000
Marketing Expense	$ 0	$ 137,000
Percentage the Program is Reinsured by Unrelated Party		100.00%